CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Current assets:
Cash and cash equivalents	$ 10,929	$ 12,322	$ 17,351
Restricted cash	718	723	638
Accounts receivable, net	64,004	73,584	40,928
Deferred costs on contracts	3,070	4,631	3,190
Prepaid expenses	8,536	17,037	4,619
Deferred income tax assets		520	1,371
Total current assets	87,748	108,817	68,097
Property and equipment, net	73,751	77,096	64,572
Intangible assets, net	941	1,050	1,260
Goodwill	1,819	1,977	2,150
Deferred loan issuance costs, net	6,421	6,826	9,115
Deferred income tax assets	7,949	8,027	743
Other assets		0	13
Total assets	178,629	203,793	145,950
Current liabilities:
Accounts payable	27,564	34,255	16,511
Accrued liabilities	12,678	19,554	2,438
Income and other taxes payable	6,917	20,261	7,073
Accrued payroll liabilities		8,652	4,497
Accrued interest expense	3,167	7,489	686
Equipment note payable	1,266	1,654	0
Current portion of notes payable under 2012 credit agreement		0	800
Current portion of notes payable to related parties		0	500
Current portion of capital leases	395	460	485
Deferred revenue	1,810	187	7,927
Deferred income tax liabilities	587	587	69
Total current liabilities	51,217	76,958	40,986
Senior secured notes	150,000	150,000	0
Long-term portion of notes payable under 2012 credit agreement, net		0	79,888
Long-term portion of notes payable to related parties, at fair value		0	12,406
Long-term portion of capital leases	148	185	618
Deferred income tax liabilities	5,663	5,731	1,114
Total liabilities	207,028	232,874	135,012
Commitments and contingencies	0	0	0
Stockholders’ equity:
Preferred stock, $0.0001 par value, 1,000,000 shares authorized and no shares outstanding	0	0	0
Common stock, $0.0001 par value, 55,000,000 shares authorized, and 14,922,497 and 13,428,736 issued and outstanding at December 31, 2014 and December 31, 2013, respectively	2	2	2
Additional paid-in capital	28,185	28,185	27,485
Accumulated deficit	(55,093)	(56,264)	(14,511)
Accumulated other comprehensive loss	(4,267)	(4,362)	(2,083)
Total stockholders’ equity (deficit) attributable to the Corporation	(31,173)	(32,439)	10,893
Noncontrolling interest	2,774	3,358	45
Total stockholders’ equity (deficit)	(28,399)	(29,081)	10,938
Total liabilities and stockholders’ equity (deficit)	178,629	203,793	145,950
Prepaid Expense and Other Assets, Current	$ 8,536	$ 17,037